Basis of Presentation and General Information	6 Months Ended
Jun. 30, 2026
Basis of Presentation and General Information [Abstract]
Basis of Presentation and General Information
1.	Basis of Presentation and General Information:

The accompanying unaudited interim condensed consolidated financial statements include the accounts of Top Ships Inc. and its wholly owned subsidiaries (collectively the “Company”). Ocean Holdings Inc. was formed on January 10, 2000, under the laws of the Marshall Islands and was renamed to Top Tankers Inc. and Top Ships Inc. in May 2004 and December 2007, respectively. The Company is an international provider of worldwide oil, petroleum products and bulk liquid chemicals transportation services.
During the six-month period ended June 30, 2026, the Company was the sole owner of all outstanding shares of the following subsidiary companies. The following list is not exhaustive as the Company has other subsidiaries relating to vessels that have been sold and that remain dormant for the periods presented in these unaudited interim condensed consolidated financial statements as well as intermediary companies that are 100% subsidiaries of the Company that own shipowning companies.
Companies	Date of Incorporation	Country of Incorporation	Activity
Top Tanker Management Inc.	May 2004	Marshall Islands	Management company
Top Mega Yachts Inc.	March 2024	Marshall Islands	Holding company (dormant)

Wholly owned Shipowning Companies (“SPC”) with vessels in operation and under construction		Date of Incorporation	Country of Incorporation	Vessel	Delivery Date
1	PCH Dreaming Inc.	January 2018	Marshall Islands	M/T Eco Marina Del Ray	March 2019
2	Eco Oceano Ca Inc.	December 2020	Marshall Islands	M/T Eco Oceano Ca	March 2022
3	Julius Caesar Inc.	May 2020	Marshall Islands	M/T Julius Caesar	January 2022
4	Legio X Inc.	December 2020	Marshall Islands	M/T Legio X Equestris	March 2022
5	Seawolf Ventures Limited	August 2015	Marshall Islands	M/Y Para Bellvm	August 2023
6	Roman Shark I Inc.	January 2026	Marshall Islands	Hull 25110054	Q2 2028
7	Roman Shark II Inc.	January 2026	Marshall Islands	Hull 25110055	Q4 2028
8	Roman Shark III Inc.	January 2026	Marshall Islands	Hull 25110056	Q1 2029
9	Roman Shark IV Inc.	January 2026	Marshall Islands	Hull 25110057	Q2 2029
10	Roman Shark V Inc.	January 2026	Marshall Islands	Hull 25110058	Q2 2029
11	Roman Shark VI Inc.	January 2026	Marshall Islands	Hull 25110059	Q2 2029
12	Roman Shark VII Inc.	January 2026	Marshall Islands	Hull 25110060	Q3 2029
13	Roman Shark VIII Inc.	January 2026	Marshall Islands	Hull 25110061	Q4 2029
14	Roman Shark X Inc.	January 2026	Marshall Islands	Hull 25110063	Q4 2029

During the six-month period ended June 30, 2026, the Company was the owner of 50% of outstanding shares of the following companies.
	SPC	Date of Incorporation	Country of Incorporation	Vessel	Delivery Date
1	California 19 Inc.	May 2019	Marshall Islands	M/T Eco Yosemite Park	March 2020
2	California 20 Inc.	May 2019	Marshall Islands	M/T Eco Joshua Park	March 2020

On December 4, 2025 the Company entered into a letter of intent (“LOI”) relating to the prospective sale to Rubico Inc. of Roman Explorer Inc. (a wholly owned subsidiary that owns 100% of the newbuilding megayacht M/Y Sanlorenzo “1150Exp,” (the “Newbuilding Yacht”), whereby the Company was precluded from marketing or selling the Newbuilding Yacht until March 31, 2026. The consideration for the LOI was $4,000 (“2025 LOI advance”) and it was netted-off against the sale consideration. The consideration was refundable in case Rubico Inc. elected not to proceed with the acquisition of Roman Explorer Inc. The Company on December 31, 2025 (the “SPA signing date”) entered into a share purchase agreement (“SPA”) for the sale of Roman Explorer Inc. to Rubico Inc. (the “Newbuilding Yacht SPA”) for a consideration of $38,000 (“Newbuilding Yacht Consideration”). The transaction represented a nonreciprocal transfer of long-lived assets between entities under common control. As such, the transfer was considered a disposal other than by sale and by analogy to ASC 845-10-30-10, the assets to be distributed continued to be classified as held and used until the distribution occurred.

On the SPA signing date, Rubico Inc. settled $19,500 of the Newbuilding Yacht Consideration by netting the 2025 LOI advance and by paying $15,500. This amount was presented under “Liability from contract with related party” in the unaudited interim condensed consolidated balance sheets as of December 31, 2025. On March 31, 2026 (the “Closing date”) the Newbuilding Yacht SPA was consummated, and Roman Explorer Inc. was transferred to Rubico Inc. During the six-month period ended June 30, 2026 the Company has collected the remaining Newbuilding Yacht Consideration of $18,500 and the Newbuilding Yacht Consideration has been fully settled. The net assets of Roman Explorer Inc. as of March 31, 2026 amounted to $18,304 and substantially related to advances paid for the Newbuilding Yacht.

The Company accounted for the abovementioned disposal as a transfer of assets between entities under common control.  The amount of the consideration received in excess of the historical carrying value of the net assets disposed is recognized as an addition to the Company’s additional paid in capital net of accumulated other comprehensive income of Roman Explorer Inc. derecognized at the date of transfer, and presented as Excess of consideration over the carrying value of disposed assets in the Company’s unaudited interim condensed consolidated statement of stockholders’ equity for the six months ended June 30, 2026. An analysis of the Excess consideration over the carrying value of acquired assets is presented in the table below:

As of June 30,	2026
Consideration	38,000
Less: Carrying value of net assets of companies disposed	(18,304)
Excess consideration over disposed assets	19,696

On February 18, 2026, the Company entered into a share purchase agreement (the “Tanker SPA”) with Central Mare Inc. (“Central Mare”), a related party affiliated with the family of Mr. Evangelos J. Pistiolis, to purchase the shares of nine entities (the “Tanker SPVs”) that have entered into shipbuilding contracts, dated February 3, 2026, with Guangzhou Shipyard International Company Limited and China Shipbuilding Trading Co., Ltd. for the purchase of nine 47,499 dwt MR Product tankers (the “Newbuilding Tankers”). The Newbuilding Tankers are scheduled for delivery during 2028 and 2029. The purchase price for all of the Tanker SPVs is $41,093 of which $6,000 was paid in cash upon the execution of the Tanker SPA, $8,636 was paid in cash from March to June, 2026, $14,000 was settled through the issuance of 14,000 Series G Perpetual Convertible Preferred Shares (the “Series G Preferred Shares”) (see Note 13) on March 31, 2026, and the remaining amount of $12,457, which was fully settled in July 2026, is presented under Due to related parties in the unaudited interim condensed consolidated balance sheet as of June 30, 2026. Central Mare has also secured time charter employment with Trafigura Maritime Logistics Pte Ltd (“Trafigura”) for all nine vessels, starting from their delivery and for a firm duration of seven years, with charterer’s option to extend for four additional years. As a condition to closing of the acquisition of the Tanker SPVs, Central Mare has arranged for leasing financing agreements  that the Company has entered into on March 9 and March 18 2026 with Agricultural Bank of China Financial Leasing and Industrial Bank Financial Leasing Co., Ltd, respectively. The financings are for an amount of 85% of all installments payable under the shipbuilding contracts for the nine newbuilding tanker vessels (see Note 7). The aggregate amount of installments payable under the nine shipbuilding contracts is $406,800.

The Company accounted for the abovementioned acquisitions as a transfer of assets between entities under common control and has recognized the vessels at their historical carrying amounts at the date of transfer. The amount of the consideration given in excess of the historical carrying value of the net assets acquired is recognized as a reduction to the Company’s additional paid-in capital and presented as Excess consideration over the carrying value of acquired assets in the Company’s unaudited interim condensed consolidated statement of stockholders’ equity for the six months ended June 30, 2026. Since the carrying value of the acquired assets was nil at the acquisition date, the total consideration of $41,093 is presented as Excess of consideration over acquired assets in the Company’s unaudited interim condensed consolidated statements of mezzanine and stockholders’ equity for the six months ended June 30, 2026.
The abovementioned transactions were approved by a special committee of the Company’s board of directors (the “Special Committee”), of which all of the directors were independent and for each transaction the Special Committee obtained a fairness opinion relating to the consideration of the transaction from an independent financial advisor.

These unaudited interim condensed consolidated financial statements have been prepared on the same basis as the annual financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments considered necessary for a fair presentation of the Company’s financial position, results of operations and cash flows for the periods presented. Operating results for the six months ended June 30, 2026 are not necessarily indicative of the results that might be expected for the fiscal year ending December 31, 2026.